Schedule of Assumed Health Care Cost Trend Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Health care cost trend rate assumed for next year	7.00%	7.00%
Rate to which the cost trend rate gradually declines	5.00%	5.00%
Year the rate reaches the ultimate rate	2020	2019